UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* - 127.37%
Accommodation - 0.62%
Penn National Gaming, Inc. (a)	33,990	$754,238

Administrative and Support Services - 0.95%
ManpowerGroup, Inc.	3,845	428,755
On Assignment, Inc. (a)	5,725	273,083
TriNet Group, Inc. (a)	12,841	458,809
		1,160,647
Air Transportation - 1.94%
American Airlines Group, Inc.	17,982	804,515
Copa Holdings SA - Class A (b)	7,187	891,691
United Continental Holdings, Inc. (a)	10,795	668,858
		2,365,064
Ambulatory Health Care Services - 0.76%
DaVita, Inc. (a)	15,813	926,009

Amusement, Gambling, and Recreation Industries - 0.36%
Las Vegas Sands Corp.	7,102	441,815

Broadcasting (except Internet) - 3.62%
Discovery Communications, Inc. - Class A (a)	49,698	1,103,793
DISH Network Corp. - Class A (a)	19,195	1,099,682
Liberty Ventures - Class A (a)	19,283	1,187,061
Sinclair Broadcast Group, Inc. - Class A	34,080	1,030,920
		4,421,456
Building Material and Garden Equipment - 0.95%
Home Depot, Inc.	7,739	1,159,844

Chemical Manufacturing - 9.79%
AbbVie, Inc.	27,236	2,050,871
Bioverativ, Inc. (a)	7,854	445,243
Bristol-Myers Squibb Co.	31,536	1,907,297
Celgene Corp. (a)	13,618	1,891,949
Chemours Co.	16,110	790,518
Gilead Sciences, Inc.	25,000	2,092,749
Johnson & Johnson	8,051	1,065,711
United Therapeutics Corp. (a)	6,378	834,242
Vertex Pharmaceuticals, Inc. (a)	5,505	883,773
		11,962,353
Computer and Electronic Product Manufacturing - 13.30%
Apple, Inc.	17,620	2,889,680
Applied Materials, Inc.	28,886	1,303,336
ARRIS International PLC (a)(b)	30,270	843,322
Cirrus Logic, Inc. (a)	18,640	1,080,747
Cisco Systems, Inc.	610	19,648
Jabil Circuit, Inc.	41,542	1,302,342
Juniper Networks, Inc.	52,469	1,454,965
Lam Research Corp.	6,666	1,106,423
Masimo Corp. (a)	11,926	1,006,316
Micron Technology, Inc. (a)	40,720	1,301,818
NCR Corp. (a)	25,586	934,657
Skyworks Solutions, Inc.	10,580	1,114,709
Tech Data Corp. (a)	8,990	991,507
Vishay Intertechnology, Inc.	50,601	895,638
		16,245,108
Construction of Buildings - 1.33%
KB Home	20,100	430,140
MDC Holdings, Inc.	8,905	278,281
NVR, Inc. (a)	155	421,732
PulteGroup, Inc.	19,086	492,801
		1,622,954
Credit Intermediation and Related Activities - 10.16%
Bank of America Corp.	120,767	2,885,124
Capital One Financial Corp.	24,241	1,929,826

Citigroup, Inc.	43,851	2,983,185
Citizens Financial Group, Inc.	11,541	382,353
JPMorgan Chase & Co.	30,733	2,793,322
Nationstar Mortgage Holdings, Inc. (a)(c)	14,029	241,579
Regions Financial Corp.	62,922	887,829
Zions Bancorporation	6,940	303,000
		12,406,218
Electrical Equipment, Appliance, and Component Manufacturing - 1.76%
Energizer Holdings, Inc.	25,310	1,117,437
Regal Beloit Corp.	4,799	361,845
Rockwell Automation, Inc.	3,998	655,912
		2,135,194
Electronics and Appliance Stores - 0.82%
GameStop Corp. - Class A	53,850	996,225

Food Manufacturing - 5.07%
Archer-Daniels-Midland Co.	38,569	1,593,671
Flowers Foods, Inc.	81,420	1,414,265
Sanderson Farms, Inc.	11,241	1,658,273
Tyson Foods, Inc. - Class A	23,998	1,519,073
		6,185,282
Food Services and Drinking Places - 1.11%
Bloomin' Brands, Inc.	35,300	600,453
Hyatt Hotels Corp. - Class A (a)	12,760	759,348
		1,359,801
Furniture and Home Furnishings Stores - 0.21%
Restoration Hardware (a)(c)(d)	5,558	260,059

General Merchandise Stores - 2.07%
Big Lots, Inc.	16,125	767,550
Wal-Mart Stores, Inc.	22,582	1,762,977
		2,530,527
Health and Personal Care Stores - 2.29%
CVS Health Corp.	11,276	872,086
Express Scripts Holding Co. (a)	16,175	1,016,113
McKesson Corp.	6,120	913,777
		2,801,976
Heavy and Civil Engineering Construction - 0.43%
MasTec, Inc. (a)	12,979	529,543

Insurance Carriers and Related Activities - 8.07%
Athene Holding, Ltd. - Class A (a)(b)	16,230	868,467
CNO Financial Group, Inc.	35,850	801,248
First American Financial Corp.	17,820	874,249
Humana, Inc.	3,888	1,001,627
Lincoln National Corp.	11,140	755,960
MGIC Investment Corp. (a)	46,860	536,547
Molina Healthcare, Inc. (a)(c)	14,553	931,392
Radian Group, Inc.	29,851	522,393
Torchmark Corp.	10,390	799,718
UnitedHealth Group, Inc.	4,822	959,096
WellCare Health Plans, Inc. (a)	5,812	1,015,240
XL Group Ltd. (b)	19,140	783,974
		9,849,911
Machinery Manufacturing - 1.69%
Caterpillar, Inc.	3,323	390,419
Donaldson Company, Inc.	13,930	658,192
Ingersoll-Rand PLC (b)	7,343	627,019
Toro Co. (b)	6,360	392,285
		2,067,915
Merchant Wholesalers, Durable Goods - 3.44%
Applied Industrial Technologies, Inc.	6,361	362,577
Honeywell International, Inc.	14,522	2,007,957
LKQ Corp. (a)	33,280	1,153,152
WestRock Co.	11,877	675,920
		4,199,606
Merchant Wholesalers, Nondurable Goods - 2.75%
AmerisourceBergen Corp.	10,317	827,939
Nu Skin Enterprises, Inc. - Class A	24,418	1,485,347
Universal Corp.	18,374	1,050,993
		3,364,279

Mining (except Oil and Gas) - 0.47%
Freeport-McMoRan, Inc. - Class B (a)	38,677	571,646

Miscellaneous Manufacturing - 0.24%
MSA Safety, Inc.	3,967	289,036

Miscellaneous Store Retailers - 0.70%
Office Depot, Inc.	198,989	853,663

Nonmetallic Mineral Product Manufacturing - 0.54%
Owens-Illinois, Inc. (a)	26,806	660,500

Nonstore Retailers - 0.96%
Liberty Expedia Holdings, Inc. - Class A (a)	21,367	1,168,561

Oil and Gas Extraction - 0.73%
Pattern Energy Group, Inc. - Class A	35,690	896,533

Other Information Services - 4.02%
Alphabet, Inc. - Class A (a)	1,754	1,675,491
Alphabet, Inc. - Class C (a)	1,653	1,552,712
Facebook, Inc. - Class A (a)	9,780	1,681,867
		4,910,070
Personal and Laundry Services - 0.63%
Weight Watchers International, Inc. (a)(c)	16,380	766,748

Petroleum and Coal Products Manufacturing - 4.56%
Andeavor	10,865	1,088,130
CVR Energy, Inc. (c)(d)	54,850	1,174,886
Exxon Mobil Corp. (c)	14,493	1,106,251
Marathon Petroleum Corp.	20,437	1,071,921
Valero Energy Corp.	16,502	1,123,786
		5,564,974
Primary Metal Manufacturing - 1.32%
Alcoa Corp. (a)	18,880	828,454
United States Steel Corp.	29,260	778,609
		1,607,063
Professional, Scientific, and Technical Services - 9.11%
Amgen, Inc.	14,045	2,496,779
eBay, Inc. (a)	47,728	1,724,413
GoDaddy, Inc. - Class A (a)	38,512	1,726,108
McDermott International, Inc. (a)(b)	175,312	1,076,416
PRA Health Sciences, Inc. (a)	4,800	371,520
Science Applications International Corp.	23,510	1,736,919
VMware, Inc. - Class A (a)(c)(d)	18,407	1,989,796
		11,121,951
Publishing Industries (except Internet) - 7.57%
Aspen Technology, Inc. (a)	29,104	1,840,827
Citrix Systems, Inc. (a)	20,037	1,567,094
Fortinet, Inc. (a)	41,830	1,597,906
Manhattan Associates, Inc. (a)	37,450	1,574,773
Microsoft Corp.	21,510	1,608,303
TEGNA, Inc.	82,860	1,045,693
		9,234,596
Real Estate - 0.44%
Realogy Holdings Corp.	15,982	541,790

Rental and Leasing Services - 0.46%
Triton International Ltd. - Class A (b)	15,200	561,184

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.88%
E*TRADE Financial Corp. (a)	40,053	1,642,574
La Quinta Holdings, Inc. (a)	41,257	651,861
Legg Mason, Inc.	42,138	1,609,250
Morgan Stanley	34,609	1,574,710
Travelport Worldwide Ltd. (b)	112,343	1,700,872
		7,179,267

Support Activities for Mining - 2.19%
Cleveland-Cliffs, Inc. (a)	59,666	498,808
ConocoPhillips	24,855	1,085,169
Diamond Offshore Drilling, Inc. (a)(c)(d)	96,216	1,093,014
		2,676,991
Support Activities for Transportation - 0.69%
XPO Logistics, Inc. (a)	13,860	848,232

Telecommunications - 2.67%
AT&T, Inc.	47,428	1,776,653
T-Mobile US, Inc. (a)	23,014	1,489,236
		3,265,889
Transportation Equipment Manufacturing - 6.43%
Allison Transmission Holdings, Inc.	13,158	456,977
Boeing Co.	13,924	3,337,026
Brunswick Corp.	7,540	395,699
Dana, Inc.	34,541	831,402
KLX, Inc. (a)	8,970	430,022
Lear Corp.	5,190	776,113
Moog, Inc. - Class A (a)	4,792	367,834
United Technologies Corp.	10,524	1,259,933
		7,855,006
Utilities - 3.65%
Calpine Corp. (a)	62,214	914,546
CenterPoint Energy, Inc.	32,870	973,608
Exelon Corp.	22,749	861,505
MDU Resources Group, Inc.	30,361	820,961
National Fuel Gas Co.	15,290	886,515
		4,457,135
Wood Product Manufacturing - 0.62%
Louisiana-Pacific Corp. (a)	29,757	758,208

TOTAL COMMON STOCKS (Cost $138,570,043)		155,535,067

REAL ESTATE INVESTMENT TRUSTS* - 6.04%
Annaly Capital Management, Inc.	117,420	1,467,750
DiamondRock Hospitality Co.	47,768	524,970
Host Hotels & Resorts, Inc.	28,110	509,353
LaSalle Hotel Properties	22,225	630,746
Omega Healthcare Investors, Inc.	18,385	585,930
Park Hotels & Resorts, Inc.	15,781	421,195
Potlatch Corp.	10,449	499,462
RLJ Lodging Trust	11,912	240,384
Sabra Health Care REIT, Inc.	20,768	453,781
Summit Hotel Properties, Inc.	28,779	427,080
Washington Prime Group, Inc.	55,432	462,857
Welltower, Inc.	7,257	531,358
Xenia Hotels & Resorts, Inc.	31,139	621,535
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,266,025)		7,376,401

Investments Purchased with Proceeds from Securities Lending - 3.24%
Money Market Fund - 3.24%
First American Government Obligations Fund - Class Y - 0.610% (e)	3,953,564	3,953,564
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 3,953,564)		3,953,564

Total Investments (Cost $149,789,632) - 136.65%		166,865,032
Liabilities in Excess of Other Assets - (36.65)%		(44,750,132)
TOTAL NET ASSETS - 100.00%		$122,114,900

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $155,328,094, are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of August 31, 2017.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

Convergence Core Plus Fund
Schedule of Securities Sold Short
August 31, 2017 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (35.78)%
COMMON STOCKS - (33.98)%
Accommodation - (0.14)%
Red Rock Resorts, Inc. - Class A	(7,420)	$(167,692)
Administrative and Support Services - (1.00)%
Automatic Data Processing, Inc.	(3,790)	(403,521)
PRA Group, Inc.	(8,960)	(258,944)
ServiceMaster Global Holdings, Inc.	(3,810)	(179,527)
TripAdvisor, Inc.	(8,800)	(376,024)
		(1,218,016)
Air Transportation - (0.17)%
Spirit Airlines, Inc.	(6,167)	(209,986)
Ambulatory Health Care Services - (0.38)%
Loxo Oncology, Inc.	(3,010)	(251,034)
Spark Therapeutics, Inc.	(2,548)	(209,777)
		(460,811)
Amusement, Gambling, and Recreation Industries - (0.50)%
Global Payments, Inc.	(4,758)	(454,341)
Six Flags Entertainment Corp.	(2,860)	(156,070)
		(610,411)
Broadcasting (except Internet) - (0.94)%
Charter Communications, Inc. - Class A	(1,600)	(637,664)
Liberty Broadband Corp. - Class A	(1,954)	(198,194)
Madison Square Garden Co. - Class A	(884)	(187,859)
Nexstar Broadcasting Group, Inc. - Class A	(2,129)	(128,166)
		(1,151,883)
Chemical Manufacturing - (3.39)%
ACADIA Pharmaceuticals, Inc.	(12,548)	(446,835)
Avexis, Inc.	(3,140)	(293,119)
Clorox Co.	(2,731)	(378,325)
Coty, Inc. - Class A	(18,639)	(309,035)
Intercept Pharmaceuticals, Inc.	(2,513)	(293,041)
International Flavors & Fragrances, Inc.	(1,338)	(183,105)
Neurocrine Biosciences, Inc.	(9,069)	(513,306)
Platform Specialty Products Corp.	(13,370)	(156,162)
Prothena Corp. PLC (a)	(3,826)	(235,069)
Radius Health, Inc.	(4,470)	(168,206)
Sage Therapeutics, Inc.	(3,494)	(287,382)
Sarepta Therapeutics, Inc.	(5,327)	(214,625)
TESARO, Inc.	(3,294)	(425,387)
Ultragenyx Pharmaceutical, Inc.	(4,353)	(248,382)
		(4,151,979)
Clothing and Clothing Accessories Stores - (0.96)%
American Eagle Outfitters, Inc.	(33,391)	(399,022)
Signet Jewelers Ltd. (a)	(5,730)	(361,391)
Urban Outfitters, Inc.	(19,916)	(407,083)
		(1,167,496)
Computer and Electronic Product Manufacturing - (3.38)%
Cavium, Inc.	(6,057)	(383,469)
DexCom, Inc.	(4,654)	(347,235)
Infinera Corp.	(34,109)	(288,562)
Inphi Corp.	(10,922)	(418,203)
Integrated Device Technology, Inc.	(14,445)	(356,936)
Johnson Controls International PLC (a)	(6,824)	(270,162)
LivaNova PLC (a)	(5,082)	(318,032)
MaxLinear, Inc.	(15,416)	(332,986)
Mercury Systems, Inc.	(5,280)	(254,760)
Oclaro, Inc.	(39,101)	(328,839)
Square, Inc. - Class A	(17,120)	(447,003)
ViaSat, Inc.	(6,235)	(396,608)
		(4,142,795)
Construction of Buildings - (0.25)%
TRI Pointe Group, Inc.	(24,140)	(307,544)
Credit Intermediation and Related Activities - (3.15)%
Chemical Financial Corp.	(5,211)	(236,632)
Flagstar Bancorp, Inc.	(4,940)	(162,131)

Fleetcor Technologies, Inc.	(3,010)	(432,747)
FNB Corp.	(28,990)	(367,883)
Independent Bank Group, Inc.	(2,410)	(134,117)
Investors Bancorp, Inc.	(26,900)	(352,121)
LendingClub Corp.	(62,930)	(389,537)
LendingTree, Inc.	(1,040)	(240,188)
OneMain Holdings, Inc.	(12,344)	(337,855)
Pinnacle Financial Partners, Inc.	(6,950)	(432,290)
Signature Bank	(4,520)	(580,097)
TFS Financial Corp.	(11,814)	(181,699)
		(3,847,297)
Data Processing, Hosting and Related Services - (0.38)%
WEX, Inc.	(4,199)	(458,279)
Fabricated Metal Product Manufacturing - (0.16)%
Ball Corp.	(4,744)	(189,713)
Food and Beverage Stores - (0.55)%
Casey's General Stores, Inc.	(3,522)	(371,290)
Sprouts Farmers Market, Inc.	(15,532)	(309,708)
		(680,998)
Food Manufacturing - (1.47)%
B&G Foods, Inc.	(9,977)	(304,299)
Kraft Heinz Co.	(4,812)	(388,569)
Mondelez International, Inc. - Class A	(8,866)	(360,492)
Post Holdings, Inc.	(4,690)	(399,260)
TreeHouse Foods, Inc.	(5,090)	(340,979)
		(1,793,599)
Food Services and Drinking Places - (0.15)%
Yum! Brands, Inc.	(2,390)	(183,600)
General Merchandise Stores - (0.27)%
Macy's, Inc.	(15,920)	(330,658)
Heavy and Civil Engineering Construction - (0.52)%
Blackline, Inc.	(11,640)	(359,326)
KBR, Inc.	(17,080)	(277,892)
		(637,218)
Insurance Carriers and Related Activities - (1.01)%
AmTrust Financial Services, Inc.	(22,360)	(277,264)
Cincinnati Financial Corp.	(4,277)	(328,645)
Mercury General Corp.	(5,009)	(287,867)
White Mountains Insurance Group Ltd. (a)	(390)	(339,717)
		(1,233,493)
Machinery Manufacturing - (0.86)%
Fabrinet (a)	(9,060)	(351,890)
John Bean Technologies Corp.	(2,847)	(252,529)
Nordson Corp.	(2,170)	(237,181)
Xylem, Inc.	(3,387)	(210,231)
		(1,051,831)
Management of Companies and Enterprises - (0.20)%
Simmons First National Corp. - Class A	(4,601)	(240,172)
Merchant Wholesalers, Durable Goods - (0.94)%
Adient PLC (a)	(2,635)	(186,242)
HD Supply Holdings, Inc.	(8,090)	(269,397)
Trinity Industries, Inc.	(9,150)	(263,886)
Zendesk, Inc.	(15,690)	(429,906)
		(1,149,431)
Mining (except Oil and Gas) - (0.31)%
Hecla Mining Co.	(35,710)	(188,549)
Summit Materials, Inc. - Class A	(6,590)	(194,669)
		(383,218)
Miscellaneous Manufacturing - (0.86)%
ABIOMED, Inc.	(2,093)	(315,624)
Insulet Corp.	(6,241)	(362,352)
Nevro Corp.	(4,356)	(375,401)
		(1,053,377)
Motor Vehicle and Parts Dealers - (0.27)%
Advance Auto Parts, Inc.	(3,313)	(324,343)
Nursing and Residential Care Facilities - (0.47)%
Acadia Healthcare Company, Inc.	(5,380)	(252,537)
Omnicell, Inc.	(6,250)	(320,625)
		(573,162)
Oil and Gas Extraction - (1.19)%
Diamondback Energy, Inc.	(3,456)	(313,770)
Kosmos Energy Ltd. (a)	(47,630)	(335,315)

Parsley Energy, Inc. - Class A	(9,906)	(248,145)
PDC Energy, Inc.	(7,290)	(286,716)
RSP Permian, Inc.	(8,460)	(265,475)
		(1,449,421)
Performing Arts, Spectator Sports, and Related Industries - (0.16)%
International Game Technology PLC (a)	(9,410)	(191,682)
Plastics and Rubber Products Manufacturing - (0.44)%
Cooper Tire & Rubber Co.	(6,755)	(226,968)
Newell Brands, Inc.	(6,280)	(303,198)
		(530,166)
Primary Metal Manufacturing - (0.28)%
Allegheny Technologies, Inc.	(7,562)	(157,516)
Carpenter Technology Corp.	(4,630)	(187,654)
		(345,170)
Printing and Related Support Activities - (0.27)%
Centennial Resource Development, Inc. - Class A	(18,730)	(323,842)
Professional, Scientific, and Technical Services - (2.33)%
2U, Inc.	(8,196)	(410,620)
Callon Petroleum Co.	(25,750)	(266,770)
Diebold Nixdorf, Inc.	(16,675)	(341,003)
Factset Research Systems, Inc.	(1,975)	(310,430)
Juno Therapeutics, Inc.	(9,750)	(402,383)
Liberty Media Formula One - Class C	(5,320)	(209,076)
Nielsen Holdings PLC (a)	(5,040)	(195,804)
Syntel, Inc.	(23,150)	(418,089)
Teledyne Technologies, Inc.	(1,930)	(289,616)
		(2,843,791)
Publishing Industries (except Internet) - (1.56)%
Coupa Software, Inc.	(14,630)	(445,630)
Evolent Health, Inc. - Class A	(12,380)	(206,746)
LogMeIn, Inc.	(3,930)	(449,591)
Palo Alto Networks, Inc.	(3,035)	(402,714)
Ultimate Software Group, Inc.	(1,995)	(400,796)
		(1,905,477)
Rental and Leasing Services - (0.97)%
Air Lease Corp. - Class A	(6,780)	(275,539)
Aircastle Ltd. (a)	(12,070)	(270,609)
AMERCO	(1,696)	(632,965)
		(1,179,113)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (0.96)%
Alarm.com Holdings, Inc.	(11,520)	(517,478)
CBOE Holdings, Inc.	(3,185)	(321,335)
Interactive Brokers Group, Inc. - Class A	(8,242)	(345,587)
		(1,184,400)
Social Assistance - (0.14)%
Bright Horizons Family Solutions, Inc.	(2,121)	(169,532)
Support Activities for Mining - (0.16)%
Compass Minerals International, Inc.	(2,843)	(189,912)
Telecommunications - (0.81)%
Shenandoah Telecommunications Co.	(9,756)	(351,704)
Zayo Group Holdings, Inc.	(18,435)	(629,924)
		(981,628)
Transportation Equipment Manufacturing - (0.44)%
Navistar International Corp.	(9,303)	(317,790)
Wabtec Corp.	(3,130)	(220,884)
		(538,674)
Utilities - (1.42)%
Aqua America, Inc.	(14,053)	(469,370)
California Water Service Group	(12,785)	(478,798)
Cheniere Energy, Inc.	(7,321)	(313,266)
Dominion Energy, Inc.	(6,052)	(476,716)
		(1,738,150)
Waste Management and Remediation Services - (0.17)%
Covanta Holding Corp.	(14,360)	(206,066)
TOTAL COMMMON STOCKS (Proceeds $42,531,613)		(41,496,026)

Real Estate Investment Trusts - (1.80)%
Acadia Realty Trust	(8,770)	(251,611)
Alexandria Real Estate Equities, Inc.	(2,490)	(302,062)
Apollo Commercial Real Estate Finance, Inc.	(18,315)	(331,318)
Colony NorthStar, Inc. - Class A	(10,679)	(140,002)
Macerich Co.	(3,776)	(199,260)

Paramount Group, Inc.	(15,281)	(241,134)
Physicians Realty Trust	(11,951)	(223,842)
Regency Centers Corp.	(3,778)	(243,001)
Starwood Waypoint Homes	(7,174)	(267,088)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $2,279,503)		(2,199,318)
Total Securities Sold Short (Proceeds $44,811,116)		$(43,695,344)

(a)	Foreign issued security.

Convergence Opportunities Fund
Schedule of Investments
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* - 124.97%
Accommodation - 0.86%
Penn National Gaming, Inc. (a)	25,096	$556,880

Administrative and Support Services - 3.01%
Kelly Services, Inc. - Class A	32,193	696,335
TriNet Group, Inc. (a)	16,969	606,302
TrueBlue, Inc. (a)	31,328	640,658
		1,943,295
Air Transportation - 1.31%
Copa Holdings SA - Class A (b)	6,867	851,988

Ambulatory Health Care Services - 3.09%
Genomic Health, Inc. (a)	19,035	603,410
LHC Group, Inc. (a)	11,230	732,758
Medpace Holdings, Inc. (a)(c)	20,074	655,214
		1,991,382
Beverage and Tobacco Product Manufacturing - 1.13%
Boston Beer Company, Inc. - Class A (a)	4,885	727,865

Broadcasting (except Internet) - 1.51%
Gray Television, Inc. (a)	33,452	478,364
MSG Network, Inc. - Class A (a)	23,188	497,383
		975,747
Chemical Manufacturing - 11.08%
Acorda Therapeutics, Inc. (a)	26,255	546,104
Corcept Therapeutics, Inc. (a)	53,963	899,563
Eagle Pharmaceuticals, Inc. (a)	8,505	464,033
Emergent BioSolutions, Inc. (a)	21,800	813,794
Innoviva, Inc. (a)	56,128	788,037
Lantheus Holdings, Inc. (a)	40,107	701,873
Ligand Pharmaceuticals, Inc. (a)	6,581	848,093
MiMedx Group, Inc. (a)(c)(d)	54,855	892,491
Myers Industries, Inc.	10,770	202,476
Supernus Pharmaceuticals, Inc. (a)	21,705	994,089
		7,150,553
Computer and Electronic Product Manufacturing - 12.51%
Aerojet Rocketdyne Holdings, Inc. (a)	21,398	634,023
Cirrus Logic, Inc. (a)	16,133	935,391
Dolby Laboratories, Inc. - Class A	15,454	779,809
Ichor Holdings Ltd. (a)(b)	42,680	976,519
Masimo Corp. (a)	8,682	732,587
NCR Corp. (a)	20,613	752,992
Teradata Corp. (a)	22,405	715,168
TTM Technologies, Inc. (a)	55,079	784,325
Ultra Clean Holdings, Inc. (a)	38,763	894,262
Vishay Intertechnology, Inc.	48,534	859,052
		8,064,128
Construction of Buildings - 1.70%
KB Home	25,721	550,430
MDC Holdings, Inc.	17,441	545,031
		1,095,461
Credit Intermediation and Related Activities - 13.38%
BancorpSouth, Inc.	32,241	936,601
Banner Corp.	9,405	518,404
CIT Group, Inc.	22,585	1,012,937
Comerica, Inc.	14,654	1,000,136
East West Bancorp, Inc.	16,996	941,069
First BanCorp. (a)(b)	83,796	475,961
Green Bancorp, Inc. (a)	18,330	367,517

Houlihan Lokey, Inc. - Class A	5,625	202,781
Nationstar Mortgage Holdings, Inc. (a)(c)	40,798	702,542
Popular, Inc. (b)	22,806	910,187
Walker & Dunlop, Inc. (a)	9,680	466,479
Zions Bancorporation	25,109	1,096,258
		8,630,872
Data Processing, Hosting and Related Services - 0.76%
Liberty TripAdvisor Holdings, Inc. - Class A (a)	36,929	493,002

Educational Services - 0.92%
Grand Canyon Education, Inc. (a)	7,190	589,940

Electrical Equipment, Appliance, and Component Manufacturing - 1.99%
Integer Holdings Corp. (a)	15,742	723,345
iRobot Corp. (a)	5,845	557,730
		1,281,075
Electronics and Appliance Stores - 1.27%
Conn's, Inc. (a)(c)(d)	24,185	419,609
GameStop Corp. - Class A	21,615	399,877
		819,486
Fabricated Metal Product Manufacturing - 1.95%
Harsco Corp. (a)	40,067	685,146
Mueller Industries, Inc.	19,140	570,946
		1,256,092
Food and Beverage Stores - 0.66%
SpartanNash Co.	9,402	231,666
United Natural Foods, Inc. (a)	5,595	194,426
		426,092
Food Manufacturing - 1.18%
Sanderson Farms, Inc.	5,167	762,236

Food Services and Drinking Places - 1.82%
Bloomin' Brands, Inc.	34,120	580,381
Hyatt Hotels Corp. - Class A (a)	9,882	588,078
		1,168,459
Furniture and Home Furnishings Stores - 0.69%
Restoration Hardware (a)	9,470	443,101

Heavy and Civil Engineering Construction - 0.94%
MasTec, Inc. (a)	14,849	605,839

Insurance Carriers and Related Activities - 7.17%
Assured Guaranty Ltd. (b)(c)	8,353	355,337
CNO Financial Group, Inc.	38,923	869,929
Essent Group Ltd. (a)(b)	27,219	1,063,719
MGIC Investment Corp. (a)	96,604	1,106,115
Radian Group, Inc.	55,250	966,875
Trupanion, Inc. (a)	12,000	262,560
		4,624,535
Leather and Allied Product Manufacturing - 0.82%
Deckers Outdoor Corp. (a)	8,320	531,648

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.99%
RPX Corp. (a)	48,886	638,451

Machinery Manufacturing - 2.96%
Alamo Group, Inc.	6,845	628,097
Hyster-Yale Materials Handling, Inc. - Class A	8,975	638,841
Terex Corp.	16,664	642,397
		1,909,335
Management of Companies and Enterprises - 0.95%
American Equity Investment Life Holding Co.	21,948	609,276

Merchant Wholesalers, Durable Goods - 1.79%
Anixter International, Inc. (a)	10,685	788,553
Schnitzer Steel Industries, Inc. - Class A	13,575	365,168
		1,153,721

Merchant Wholesalers, Nondurable Goods - 2.59%
Ingevity Corp. (a)	14,575	917,787
Nu Skin Enterprises, Inc. - Class A	5,987	364,189
Phibro Animal Health Corp. - Class A (c)	10,962	389,151
		1,671,127
Miscellaneous Manufacturing - 3.60%
AngioDynamics, Inc. (a)	48,037	818,070
Globus Medical, Inc. - Class A (a)	25,170	760,889
Haemonetics Corp. (a)	17,185	739,299
		2,318,258
Miscellaneous Store Retailers - 0.65%
Rent-A-Center, Inc.	34,775	420,778

Nonmetallic Mineral Product Manufacturing - 1.49%
Owens-Illinois, Inc. (a)	38,863	957,584

Nonstore Retailers - 1.34%
Nutrisystem, Inc.	7,936	430,925
World Fuel Services Corp.	12,515	432,268
		863,193
Oil and Gas Extraction - 2.17%
Pattern Energy Group, Inc. - Class A	44,789	1,125,100
Southwestern Energy Co. (a)	50,551	275,503
		1,400,603
Other Information Services - 1.21%
NIC, Inc.	47,855	782,429

Paper Manufacturing - 0.74%
Boise Cascade Co. (a)	15,855	475,650

Performing Arts, Spectator Sports, and Related Industries - 0.90%
Scientific Games Corp. - Class A (a)	16,430	578,336

Personal and Laundry Services - 1.90%
SP Plus Corp. (a)	17,692	652,835
Weight Watchers International, Inc. (a)(c)	12,195	570,848
		1,223,683
Petroleum and Coal Products Manufacturing - 1.33%
CVR Energy, Inc. (c)(d)	20,945	448,642
Murphy Oil Corp.	18,080	409,693
		858,335
Plastics and Rubber Products Manufacturing - 0.97%
Proto Labs, Inc. (a)	8,720	626,096

Professional, Scientific, and Technical Services - 6.12%
Convergys Corp.	31,897	749,580
Imperva, Inc. (a)	17,101	763,559
MAXIMUS, Inc.	12,653	769,049
MDC Partners, Inc. - Class A (a)(b)	17,635	179,877
Quality Systems, Inc. (a)	45,856	722,232
Sykes Enterprises, Inc. (a)	28,480	759,277
		3,943,574
Publishing Industries (except Internet) - 4.10%
Aspen Technology, Inc. (a)	11,700	740,025
Cogent Communications Holdings, Inc.	8,500	396,100
Manhattan Associates, Inc. (a)	17,763	746,934
Tableau Software, Inc. - Class A (a)	10,417	755,024
		2,638,083
Rental and Leasing Services - 1.93%
CAI International, Inc. (a)	19,890	616,391
Triton International Ltd. - Class A (b)	17,020	628,379
		1,244,770
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.54%
Legg Mason, Inc.	17,884	682,990
Moelis & Co. - Class A	4,492	176,985
Stifel Financial Corp.	12,796	611,009
Travelport Worldwide Ltd. (b)	53,293	806,856
		2,277,840

Support Activities for Mining - 1.25%
Rowan Companies PLC - Class A (a)(b)	41,168	401,388
Transocean Ltd. (a)(b)	49,720	405,715
		807,103
Support Activities for Transportation - 0.47%
Forward Air Corp.	5,791	300,958

Telecommunications - 0.60%
United States Cellular Corp. (a)	9,937	384,363

Transportation Equipment Manufacturing - 4.52%
Dana, Inc.	23,437	564,129
Fox Factory Holding Corp. (a)	13,085	523,400
Meritor, Inc. (a)	31,701	629,582
Moog, Inc. - Class A (a)	7,659	587,905
Wabash National Corp.	28,959	608,718
		2,913,734
Truck Transportation - 0.37%
ArcBest Corp.	7,935	235,670

Utilities - 3.50%
Dynegy, Inc. (a)	116,667	1,099,003
PNM Resources, Inc.	27,370	1,160,488
		2,259,491
Water Transportation - 0.62%
Teekay Corp. (b)	43,418	400,314

Wholesale Electronic Markets and Agents and Brokers - 1.20%
ScanSource, Inc. (a)	19,640	770,870

Wood Product Manufacturing - 1.42%
Louisiana-Pacific Corp. (a)	36,044	918,401

TOTAL COMMON STOCKS (Cost $75,836,201)		80,571,702

REAL ESTATE INVESTMENT TRUSTS* - 11.04%
Chatham Lodging Trust	31,315	635,068
First Industrial Realty Trust, Inc.	23,942	741,723
Hersha Hospitality Trust	43,460	805,749
LaSalle Hotel Properties	27,451	779,059
PS Business Parks, Inc.	5,461	737,836
RLJ Lodging Trust	38,312	773,136
Summit Hotel Properties, Inc.	42,249	626,975
Two Harbors Investment Corp.	64,229	657,063
Washington Prime Group, Inc.	72,866	608,431
Xenia Hotels & Resorts, Inc.	37,520	748,899
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,841,594)		7,113,939

Investments Purchased with Proceeds from Securities Lending - 2.56%
Money Market Fund - 2.56%
First American Government Obligations Fund - Class Y - 0.610% (e)	1,651,332	1,651,332
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 1,651,332)		1,651,332

SHORT-TERM INVESTMENTS - 0.65%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.890% (e)	416,620	416,620
TOTAL SHORT-TERM INVESTMENTS (Cost $416,620)		416,620

Total Investments (Cost $84,745,747) - 139.22%		89,753,593
Liabilities in Excess of Other Assets - (39.22)%		(25,286,777)
TOTAL NET ASSETS - 100.00%		$64,466,816

Percentages are stated as a percent of net assets.
* Unless otherwise noted, all of a portion of these securities, totaling $80,319,189, are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of August 31, 2017.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

Convergence Opportunities Fund
Schedule of Securities Sold Short
August 31, 2017 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (40.75)%
COMMON STOCKS - (37.55)%
Accommodation - (0.50)%
Belmond Ltd. - Class A (a)	(11,875)	$(151,406)
Red Rock Resorts, Inc. - Class A	(7,630)	(172,439)
		(323,845)
Administration of Human Resource Programs - (0.30)%
WageWorks, Inc.	(3,258)	(192,059)
Administrative and Support Services - (0.50)%
Hostess Brands, Inc. - Class A	(9,475)	(126,397)
Teladoc, Inc.	(5,735)	(192,409)
		(318,806)
Air Transportation - (0.20)%
Spirit Airlines, Inc.	(3,867)	(131,671)
Ambulatory Health Care Services - (0.15)%
Spark Therapeutics, Inc.	(1,191)	(98,055)
Apparel Manufacturing - (0.21)%
G-III Apparel Group Ltd.	(4,865)	(133,788)
Building Material and Garden Equipment and Supplies Dealers - (0.25)%
BMC Stock Holdings, Inc.	(8,009)	(162,583)
Chemical Manufacturing - (3.12)%
ACADIA Pharmaceuticals, Inc.	(3,319)	(118,190)
Alder Biopharmaceuticals, Inc.	(8,815)	(86,387)
Ashland Global Holdings, Inc.	(2,700)	(167,535)
Avexis, Inc.	(1,060)	(98,951)
Calgon Carbon Corp.	(10,851)	(132,382)
Clovis Oncology, Inc.	(1,370)	(104,216)
Coherus Biosciences, Inc.	(7,713)	(111,453)
Coty, Inc. - Class A	(3,163)	(52,443)
Dermira, Inc.	(4,140)	(97,663)
elf Beauty, Inc.	(2,836)	(58,676)
Five Prime Therapeutics, Inc.	(3,005)	(101,930)
Heron Therapeutics, Inc.	(4,040)	(66,660)
Intercept Pharmaceuticals, Inc.	(1,075)	(125,356)
La Jolla Pharmaceutical Co.	(1,745)	(59,592)
Medicines Co.	(2,495)	(91,542)
MyoKardia, Inc.	(2,150)	(93,203)
Neurocrine Biosciences, Inc.	(2,270)	(128,481)
Radius Health, Inc.	(3,000)	(112,890)
Sage Therapeutics, Inc.	(1,225)	(100,756)
Ultragenyx Pharmaceutical, Inc.	(1,820)	(103,849)
		(2,012,155)
Clothing and Clothing Accessories Stores - (0.80)%
American Eagle Outfitters, Inc.	(8,930)	(106,714)
Buckle, Inc.	(7,340)	(103,861)
Express, Inc.	(17,080)	(108,800)
Genesco, Inc.	(3,915)	(82,802)
Urban Outfitters, Inc.	(5,355)	(109,455)
		(511,632)
Computer and Electronic Product Manufacturing - (3.64)%
AxoGen, Inc.	(11,208)	(197,260)
Cavium, Inc.	(3,454)	(218,672)
Cray, Inc.	(10,715)	(201,978)
Infinera Corp.	(22,552)	(190,790)
Inphi Corp.	(5,519)	(211,323)
LivaNova PLC (a)	(3,100)	(193,998)
MaxLinear, Inc.	(9,615)	(207,684)
Mercury Systems, Inc.	(3,530)	(170,323)
Pure Storage, Inc. - Class A	(13,543)	(201,655)
Super Micro Computer, Inc.	(7,299)	(194,336)
Universal Electronics, Inc.	(2,507)	(146,785)
Xperi Corp.	(7,635)	(208,054)
		(2,342,858)
Construction of Buildings - (0.41)%
CalAtlantic Group, Inc.	(3,841)	(133,475)
TRI Pointe Group, Inc.	(10,492)	(133,668)
		(267,143)

Credit Intermediation and Related Activities - (4.71)%
BancFirst Corp.	(3,830)	(193,032)
Bridge Bancorp, Inc.	(5,380)	(166,242)
Capitol Federal Financial, Inc. - Class A	(13,845)	(189,953)
First of Long Island Corp.	(3,470)	(92,823)
Flagstar Bancorp, Inc.	(7,301)	(239,619)
FNB Corp.	(13,810)	(175,249)
Independent Bank Group, Inc.	(3,395)	(188,932)
Investors Bancorp, Inc.	(14,790)	(193,601)
LendingClub Corp.	(15,160)	(93,840)
Live Oak Bancshares, Inc.	(7,457)	(166,664)
Old National Bancorp	(11,640)	(190,314)
OneMain Holdings, Inc.	(5,825)	(159,430)
Pinnacle Financial Partners, Inc.	(3,190)	(198,418)
Signature Bank	(1,500)	(192,510)
TFS Financial Corp.	(13,868)	(213,290)
United Bankshares, Inc.	(5,665)	(190,061)
Veritex Holdings, Inc.	(7,410)	(195,698)
		(3,039,676)
Data Processing, Hosting and Related Services - (0.30)%
WEX, Inc.	(1,756)	(191,650)
Educational Services - (0.24)%
Career Education Corp.	(15,920)	(152,991)
Electrical Equipment, Appliance, and Component Manufacturing - (0.24)%
Motorcar Parts of America, Inc.	(5,964)	(156,674)
Food and Beverage Stores - (0.10)%
Smart & Final Stores, Inc.	(9,333)	(65,798)
Food Manufacturing - (0.23)%
B&G Foods, Inc.	(4,894)	(149,267)
Food Services and Drinking Places - (0.21)%
DineEquity, Inc.	(3,379)	(134,315)
Furniture and Related Product Manufacturing - (0.60)%
HNI Corp.	(5,275)	(193,328)
Knoll, Inc.	(10,693)	(193,009)
		(386,337)
Gasoline Stations - (0.17)%
Delek U.S. Holdings, Inc.	(4,350)	(107,532)
General Merchandise Stores - (0.10)%
PriceSmart, Inc.	(796)	(64,675)
Insurance Carriers and Related Activities - (1.04)%
MBIA, Inc.	(14,627)	(147,148)
RLI Corp.	(3,021)	(161,684)
United Insurance Holdings Corp.	(12,792)	(201,346)
White Mountains Insurance Group Ltd. (a)	(188)	(163,761)
		(673,939)
Machinery Manufacturing - (0.86)%
Douglas Dynamics, Inc.	(3,393)	(118,416)
Fabrinet (a)	(5,056)	(196,375)
IMAX Corp. (a)	(3,850)	(71,803)
Manitowoc Company, Inc.	(20,255)	(166,698)
		(553,292)
Management of Companies and Enterprises - (1.02)%
Ameris Bancorp	(2,243)	(98,804)
NV5 Global, Inc.	(3,485)	(168,151)
ServisFirst Bancshares, Inc.	(5,590)	(190,675)
Simmons First National Corp. - Class A	(3,795)	(198,099)
		(655,729)
Merchant Wholesalers, Durable Goods - (1.37)%
Beacon Roofing Supply, Inc.	(3,460)	(162,966)
Everbridge, Inc.	(8,360)	(193,701)
Fitbit, Inc. - Class A	(33,519)	(202,120)
Foundation Building Materials, Inc.	(12,835)	(167,625)
Sunrun, Inc.	(23,250)	(155,775)
		(882,187)
Merchant Wholesalers, Nondurable Goods - (0.58)%
Acceleron Pharma, Inc.	(2,667)	(103,373)
Aimmune Therapeutics, Inc.	(5,435)	(116,852)
Freshpet, Inc.	(9,615)	(152,398)
		(372,623)
Mining (except Oil and Gas) - (0.30)%
Summit Materials, Inc. - Class A	(6,482)	(191,478)
Miscellaneous Manufacturing - (1.67)%
Acushnet Holdings Corp.	(7,828)	(128,692)
CryoLife, Inc.	(9,697)	(201,698)
Insulet Corp.	(2,890)	(167,793)

iRhythm Technologies, Inc.	(5,146)	(245,671)
Nevro Corp.	(1,950)	(168,051)
WR Grace & Co.	(2,335)	(166,906)
		(1,078,811)
Miscellaneous Store Retailers - (0.18)%
Etsy, Inc.	(6,935)	(113,526)
Nonmetallic Mineral Product Manufacturing - (0.26)%
USG Corp.	(5,650)	(169,500)
Nonstore Retailers - (0.17)%
Duluth Holdings, Inc. - Class B	(5,661)	(110,899)
Nursing and Residential Care Facilities - (0.24)%
Eldorado Resorts, Inc.	(6,541)	(150,443)
Oil and Gas Extraction - (0.55)%
Extraction Oil & Gas, Inc.	(9,937)	(130,572)
Halcon Resources Corp.	(18,295)	(113,246)
Jagged Peak Energy, Inc.	(8,893)	(113,919)
		(357,737)
Paper Manufacturing - (0.26)%
PH Glatfelter Co.	(9,735)	(168,610)
Personal and Laundry Services - (0.24)%
Regis Corp.	(11,830)	(157,102)
Pipeline Transportation - (0.40)%
South Jersey Industries, Inc.	(7,064)	(253,457)
Plastics and Rubber Products Manufacturing - (0.25)%
Cooper Tire & Rubber Co.	(4,712)	(158,323)
Primary Metal Manufacturing - (0.26)%
Carpenter Technology Corp.	(4,085)	(165,565)
Printing and Related Support Activities - (0.17)%
Centennial Resource Development, Inc. - Class A	(6,365)	(110,051)
Professional, Scientific, and Technical Services - (4.80)%
Callidus Software, Inc.	(7,755)	(199,691)
Callon Petroleum Co.	(10,980)	(113,753)
Diebold Nixdorf, Inc.	(9,788)	(200,165)
FTI Consulting, Inc.	(5,780)	(196,000)
GenMark Diagnostics, Inc.	(20,078)	(195,559)
Gigamon, Inc.	(4,392)	(188,636)
Instructure, Inc.	(6,341)	(187,694)
Intra-Cellular Therapies, Inc.	(4,401)	(81,198)
Liberty Media Corp. - Liberty Braves - Class C	(3,550)	(86,869)
Liberty Media Corp. - Liberty Formula One - Class A	(2,570)	(97,480)
MacroGenics, Inc.	(5,420)	(102,492)
MuleSoft, Inc. - Class A	(8,745)	(190,641)
Nutanix, Inc. - Class A	(8,495)	(186,890)
Otonomy, Inc.	(3,310)	(11,916)
Presidio, Inc.	(13,540)	(188,341)
Quotient Technology, Inc.	(13,045)	(195,675)
Shake Shack, Inc. - Class A	(4,860)	(150,271)
Syntel, Inc.	(9,586)	(173,123)
Syros Pharmaceuticals, Inc.	(4,815)	(94,230)
Teledyne Technologies, Inc.	(1,058)	(158,763)
Xencor, Inc.	(4,525)	(97,831)
		(3,097,218)
Publishing Industries (except Internet) - (1.10)%
Evolent Health, Inc. - Class A	(11,200)	(187,040)
Hortonworks, Inc.	(14,055)	(238,793)
PROS Holdings, Inc.	(7,355)	(193,731)
Time, Inc.	(6,651)	(87,461)
		(707,025)
Real Estate - (0.27)%
St. Joe Co.	(9,520)	(179,452)
Rental and Leasing Services - (0.23)%
Hertz Global Holdings, Inc.	(6,706)	(145,788)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (0.65)%
Interactive Brokers Group, Inc. - Class A	(3,011)	(126,251)
Nexeo Solutions, Inc.	(22,125)	(158,636)
WisdomTree Investments, Inc.	(14,245)	(130,627)
		(415,514)
Support Activities for Mining - (0.17)%
Patterson-UTI Energy, Inc.	(6,815)	(108,836)
Telecommunications - (0.35)%
Cincinnati Bell, Inc.	(5,467)	(115,081)
Consolidated Communications Holdings, Inc.	(6,065)	(111,899)
		(226,980)
Textile Mills - (0.25)%
Albany International Corp. - Class A	(3,034)	(162,622)

Transportation Equipment Manufacturing - (0.80)%
American Railcar Industries, Inc.	(4,537)	(163,332)
Navistar International Corp.	(5,265)	(179,852)
Sun Hydraulics Corp.	(3,690)	(176,788)
		(519,972)
Utilities - (1.16)%
California Water Service Group	(6,754)	(252,938)
Chesapeake Utilities Corp.	(3,152)	(250,426)
Connecticut Water Service, Inc.	(4,546)	(246,575)
		(749,939)
Waste Management and Remediation Services - (0.30)%
US Ecology, Inc.	(3,881)	(199,483)
Water Transportation - (0.38)%
Golar LNG Ltd. (a)	(5,107)	(110,720)
Scorpio Bulkers, Inc. (a)	(16,545)	(133,187)
		(243,907)
Wood Product Manufacturing - (0.29)%
Deltic Timber Corp.	(2,397)	(187,062)
TOTAL COMMMON STOCKS (Proceeds $24,219,627)		(24,210,580)

Real Estate Investment Trusts - (3.20)%
Acadia Realty Trust	(6,352)	(182,239)
Education Realty Trust, Inc.	(4,756)	(183,772)
Government Properties Income Trust	(9,896)	(183,571)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(5,378)	(124,770)
Independence Realty Trust, Inc.	(17,769)	(182,842)
Ladder Capital Corp. - Class A	(9,488)	(130,175)
Life Storage, Inc.	(2,439)	(179,486)
Medical Properties Trust, Inc.	(13,986)	(184,056)
Paramount Group, Inc.	(10,786)	(170,203)
Sabra Health Care REIT, Inc.	(8,219)	(179,585)
Uniti Group, Inc.	(9,257)	(178,290)
Weingarten Realty Investors	(5,691)	(182,340)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $2,206,518)		(2,061,329)
Total Securities Sold Short (Proceeds $26,426,145)		$(26,271,909)

(a)	Foreign issued security.

Convergence Market Neutral Fund
Schedule of Investments
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* - 91.57%
Accommodation - 0.79%
Penn National Gaming, Inc. (a)	8,225	$182,513

Administrative and Support Services - 2.74%
AECOM (a)	5,660	189,610
ManpowerGroup, Inc.	1,314	146,524
Rollins, Inc.	3,320	147,441
TriNet Group, Inc. (a)	4,107	146,743
		630,318
Air Transportation - 0.87%
Copa Holdings SA - Class A (b)	1,627	201,861

Broadcasting (except Internet) - 1.73%
AMC Networks, Inc. - Class A (a)	3,290	199,966
Comcast Corp. - Class A	4,879	198,136
		398,102
Building Material and Garden Equipment - 1.50%
Home Depot, Inc.	1,200	179,844
Lowe's Companies, Inc.	2,240	165,514
		345,358
Chemical Manufacturing - 7.10%
AbbVie, Inc.	2,289	172,362
Bioverativ, Inc. (a)	3,388	192,065
Bristol-Myers Squibb Co.	2,930	177,206
Chemours Co.	3,967	194,661
Corcept Therapeutics, Inc. (a)	9,311	155,214
Gilead Sciences, Inc.	2,250	188,347
Kronos Worldwide, Inc.	8,920	186,696
Pfizer, Inc.	5,506	186,764
Vertex Pharmaceuticals, Inc. (a)	1,101	176,755
		1,630,070
Computer and Electronic Product Manufacturing - 6.74%
Apple, Inc.	1,144	187,616
Applied Materials, Inc.	3,559	160,582
Intel Corp.	3,911	137,159
Jabil, Inc.	6,040	189,354
Juniper Networks, Inc.	6,760	187,455
Lam Research Corp.	986	163,656
Masimo Corp. (a)	2,150	181,417
Micron Technology, Inc. (a)	5,340	170,720
NetApp, Inc.	4,396	169,949
		1,547,908
Construction of Buildings - 1.36%
KB Home	7,034	150,528
NVR, Inc. (a)	60	163,251
		313,779
Credit Intermediation and Related Activities - 6.07%
Bank of America Corp.	7,625	182,161
Capital One Financial Corp.	2,049	163,121
Citigroup, Inc.	2,704	183,953
JPMorgan Chase & Co.	1,963	178,417
Nationstar Mortgage Holdings, Inc. (a)	10,576	182,119
PNC Financial Services Group, Inc.	1,390	174,320
Regions Financial Corp.	11,679	164,791
Zions Bancorporation	3,791	165,515
		1,394,397
Data Processing, Hosting and Related Services - 0.76%
First Data Corp. - Class A (a)	9,470	174,343

Electrical Equipment, Appliance, and Component Manufacturing - 0.38%
Energizer Holdings, Inc.	1,966	86,799

Electronics and Appliance Stores - 0.73%
GameStop Corp. - Class A	9,100	168,350

Fabricated Metal Product Manufacturing - 0.67%
Mueller Industries, Inc.	5,189	154,788

Food Manufacturing - 2.33%
Archer-Daniels-Midland Co.	4,468	184,618
Bunge Ltd. (b)	2,422	180,754
Pilgrim's Pride Corp. (a)	5,760	169,632
		535,004
Food Services and Drinking Places - 1.46%
Domino's Pizza, Inc.	889	162,029
Hyatt Hotels Corp. - Class A (a)	2,891	172,043
		334,072
Furniture and Home Furnishings Stores - 1.35%
Bed Bath & Beyond, Inc.	5,813	160,381
Restoration Hardware (a)(c)(d)	3,189	149,213
		309,594
General Merchandise Stores - 1.46%
Target Corp.	3,056	166,644
Wal-Mart Stores, Inc.	2,146	167,538
		334,182
Health and Personal Care Stores - 2.12%
CVS Health Corp.	1,246	96,366
Express Scripts Holding Co. (a)	3,223	202,468
McKesson Corp.	1,250	186,637
		485,471
Heavy and Civil Engineering Construction - 0.66%
MasTec, Inc. (a)	3,688	150,470

Insurance Carriers and Related Activities - 7.26%
Athene Holding, Ltd. - Class A (a)(b)	3,639	194,723
Centene Corp. (a)	2,272	201,866
CNO Financial Group, Inc.	8,339	186,377
First American Financial Corp.	4,020	197,221
Humana, Inc.	740	190,639
MGIC Investment Corp. (a)	15,678	179,513
Radian Group, Inc.	8,548	149,590
Torchmark Corp.	2,210	170,104
WellCare Health Plans, Inc. (a)	1,123	196,166
		1,666,199
Leather and Allied Product Manufacturing - 0.68%
Coach, Inc.	3,738	155,875

Machinery Manufacturing - 1.39%
Donaldson Company, Inc.	3,664	173,124
Toro Co.	2,395	147,724
		320,848
Management of Companies and Enterprises - 0.79%
American Equity Investment Life Holding Co.	6,503	180,523

Merchant Wholesalers, Durable Goods - 0.79%
Honeywell International, Inc.	1,316	181,963

Merchant Wholesalers, Nondurable Goods - 2.28%
AmerisourceBergen Corp.	2,192	175,909
Ingevity Corp. (a)	2,890	181,983
Nu Skin Enterprises, Inc. - Class A	1,818	110,589
Universal Corp.	965	55,198
		523,679
Mining (except Oil and Gas) - 0.79%
Freeport-McMoRan, Inc. - Class B (a)	12,320	182,090

Nonmetallic Mineral Product Manufacturing - 0.82%
Owens-Illinois, Inc. (a)	7,653	188,570

Nonstore Retailers - 0.75%
World Fuel Services Corp.	4,990	172,355

Oil and Gas Extraction - 0.84%
Pattern Energy Group, Inc. - Class A	7,671	192,695

Other Information Services - 0.78%
Facebook, Inc. - Class A (a)	1,039	178,677

Performing Arts, Spectator Sports, and Related Industries - 0.85%
Viacom, Inc. - Class B	6,840	195,624

Personal and Laundry Services - 0.82%
Weight Watchers International, Inc. (a)(c)(d)	4,035	188,878

Petroleum and Coal Products Manufacturing - 4.40%
Chevron Corp.	1,410	151,744
CVR Energy, Inc. (c)(d)	8,451	181,020
Exxon Mobil Corp.	1,971	150,446
HollyFrontier Corp.	5,785	181,128
Marathon Petroleum Corp.	3,150	165,218
Valero Energy Corp.	2,650	180,465
		1,010,021
Primary Metal Manufacturing - 0.75%
Alcoa Corp. (a)	3,920	172,010

Professional, Scientific, and Technical Services - 4.68%
Amgen, Inc.	972	172,792
eBay, Inc. (a)	4,984	180,072
F5 Networks, Inc. (a)	1,570	187,426
MAXIMUS, Inc.	2,990	181,732
Science Applications International Corp.	2,441	180,342
VMware, Inc. - Class A (a)(c)(d)	1,587	171,555
		1,073,919
Publishing Industries (except Internet) - 4.85%
Aspen Technology, Inc. (a)	2,630	166,348
Citrix Systems, Inc. (a)	2,436	190,519
Cogent Communications Holdings, Inc.	4,500	209,699
Fortinet, Inc. (a)	4,690	179,158
Microsoft Corp.	2,514	187,972
SS&C Technologies Holdings, Inc.	4,608	178,376
		1,112,072
Rail Transportation - 0.83%
Union Pacific Corp.	1,800	189,540

Real Estate - 0.82%
Realogy Holdings Corp.	5,574	188,959

Rental and Leasing Services - 0.79%
Triton International Ltd. - Class A (b)	4,907	181,166

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.80%
Legg Mason, Inc.	4,109	156,923
Nasdaq, Inc.	2,150	162,067
Stifel Financial Corp.	3,393	162,015
Travelport Worldwide Ltd. (b)	10,620	160,787
		641,792
Support Activities for Transportation - 0.73%
XPO Logistics, Inc. (a)	2,738	167,566

Transportation Equipment Manufacturing - 5.86%
Allison Transmission Holdings, Inc.	5,352	185,876
Boeing Co.	815	195,323
Brunswick Corp.	2,850	149,568
Dana, Inc.	6,781	163,219
Lear Corp.	997	149,091
Meritor, Inc. (a)	9,340	185,492
Oshkosh Corp.	2,157	160,912
United Technologies Corp.	1,299	155,516
		1,344,997
Utilities - 3.24%
CenterPoint Energy, Inc.	6,413	189,954
National Fuel Gas Co.	3,110	180,318
PNM Resources, Inc.	4,331	183,634
Sempra Energy	1,610	189,867

Waste Management and Remediation Services - 0.64%
Advanced Disposal Services, Inc. (a)	6,150	146,616

Water Transportation - 0.79%
Royal Caribbean Cruises Ltd. (b)	1,450	180,467

Wood Product Manufacturing - 0.73%
Louisiana-Pacific Corp. (a)	6,587	167,837

TOTAL COMMON STOCKS (Cost $19,554,619)		21,026,090

REAL ESTATE INVESTMENT TRUSTS* - 9.21%
Annaly Capital Management, Inc.	12,810	160,125
Digital Realty Trust, Inc.	1,495	176,918
First Industrial Realty Trust, Inc.	5,970	184,951
Host Hotels & Resorts, Inc.	9,460	171,415
LaSalle Hotel Properties	6,367	180,695
Mack-Cali Realty Corp.	6,659	152,424
Omega Healthcare Investors, Inc.	4,050	129,074
Park Hotels & Resorts, Inc.	6,340	169,215
PS Business Parks, Inc.	1,359	183,614
RLJ Lodging Trust	3,570	72,043
Two Harbors Investment Corp.	15,820	161,839
Washington Prime Group, Inc.	21,660	180,861
Xenia Hotels & Resorts, Inc.	9,549	190,598
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,058,160)		2,113,772

Investments Purchased with Proceeds from Securities Lending - 2.33%
Money Market Fund - 2.33%
First American Government Obligations Fund - Class Y - 0.610% (e)	533,974	533,974
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 533,974)		533,974

SHORT-TERM INVESTMENTS - 0.96%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.890% (e)	219,261	219,261
TOTAL SHORT-TERM INVESTMENTS (Cost $219,261)		219,261

Total Investments (Cost $22,366,014) - 104.07%		23,893,097
Liabilities in Excess of Other Assets - (4.07)%		(934,185)
TOTAL NET ASSETS - 100.00%		$22,958,912

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $21,925,372, are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of August 31, 2017.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

Convergence Market Neutral Fund
Schedule of Securities Sold Short
August 31, 2017 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (77.44)%
COMMON STOCKS - (70.28)%
Accommodation - (0.45)%
Red Rock Resorts, Inc. - Class A	(4,550)	$(102,830)
Administrative and Support Services - (1.94)%
Gartner, Inc.	(956)	(115,283)
ServiceMaster Global Holdings, Inc.	(2,380)	(112,146)
Teladoc, Inc.	(3,380)	(113,399)
TripAdvisor, Inc.	(2,468)	(105,458)
		(446,286)
Air Transportation - (0.96)%
SkyWest, Inc.	(3,180)	(110,346)
Spirit Airlines, Inc.	(3,266)	(111,208)
		(221,554)
Ambulatory Health Care Services - (1.04)%
Loxo Oncology, Inc.	(660)	(55,044)
Novocure Ltd. (a)	(5,490)	(112,545)
Spark Therapeutics, Inc.	(878)	(72,286)
		(239,875)
Amusement, Gambling, and Recreation Industries - (0.49)%
Six Flags Entertainment Corp.	(2,060)	(112,414)
Beverage and Tobacco Product Manufacturing - (0.45)%
Brown-Forman Corp. - Class B	(1,950)	(103,428)
Broadcasting (except Internet) - (1.83)%
Charter Communications, Inc. - Class A	(380)	(151,445)
Liberty Broadband Corp. - Class A	(1,372)	(139,162)
Vistra Energy Corp.	(7,230)	(127,971)
		(418,578)
Chemical Manufacturing - (5.80)%
ACADIA Pharmaceuticals, Inc.	(1,429)	(50,887)
Aerie Pharmaceuticals, Inc.	(910)	(52,189)
Ashland Global Holdings, Inc.	(1,980)	(122,859)
Avexis, Inc.	(680)	(63,478)
Blueprint Medicines Corp.	(1,430)	(77,534)
Clovis Oncology, Inc.	(900)	(68,463)
Coty, Inc. - Class A	(4,946)	(82,005)
Intercept Pharmaceuticals, Inc.	(590)	(68,799)
International Flavors & Fragrances, Inc.	(888)	(121,523)
Medicines Co.	(1,570)	(57,603)
MyoKardia, Inc.	(1,550)	(67,193)
Neurocrine Biosciences, Inc.	(999)	(56,543)
Platform Specialty Products Corp.	(10,510)	(122,757)
Revlon, Inc. - Class A	(4,530)	(76,557)
Sage Therapeutics, Inc.	(760)	(62,510)
Sarepta Therapeutics, Inc.	(1,698)	(68,412)
TESARO, Inc.	(440)	(56,822)
Ultragenyx Pharmaceutical, Inc.	(950)	(54,207)
		(1,330,341)
Clothing and Clothing Accessories Stores - (1.54)%
American Eagle Outfitters, Inc.	(8,960)	(107,072)
Signet Jewelers Ltd. (a)	(1,830)	(115,418)
Urban Outfitters, Inc.	(6,330)	(129,385)
		(351,875)
Computer and Electronic Product Manufacturing - (7.32)%
Analog Devices, Inc.	(1,150)	(96,221)
Arista Networks, Inc.	(580)	(102,167)
Cavium, Inc.	(1,990)	(125,986)
DexCom, Inc.	(1,480)	(110,423)
Guidewire Software, Inc.	(1,500)	(113,565)
Harris Corp.	(840)	(103,236)
Infinera Corp.	(12,139)	(102,696)
Inphi Corp.	(2,330)	(89,216)
Johnson Controls International PLC (a)	(2,537)	(100,439)
Keysight Technologies, Inc.	(2,464)	(100,679)
LivaNova PLC (a)	(1,720)	(107,638)
Lumentum Holdings, Inc.	(1,800)	(102,330)
Mercury Systems, Inc.	(2,550)	(123,037)
Microsemi Corp.	(1,926)	(97,032)
Orbital ATK, Inc.	(1,000)	(111,580)
Xperi Corp.	(3,574)	(97,392)
		(1,683,637)
Construction of Buildings - (0.89)%
CalAtlantic Group, Inc.	(2,800)	(97,300)
TRI Pointe Group, Inc.	(8,348)	(106,354)
		(203,654)

Credit Intermediation and Related Activities - (5.40)%
BancFirst Corp.	(2,350)	(118,439)
Flagstar Bancorp, Inc.	(3,750)	(123,074)
FNB Corp.	(9,250)	(117,383)
LendingClub Corp.	(17,220)	(106,592)
New York Community Bancorp, Inc.	(9,790)	(117,969)
Old National Bancorp	(7,190)	(117,557)
OneMain Holdings, Inc.	(3,780)	(103,459)
Pinnacle Financial Partners, Inc.	(1,610)	(100,142)
Signature Bank	(910)	(116,789)
TFS Financial Corp.	(6,550)	(100,739)
United Bankshares, Inc.	(3,490)	(117,090)
		(1,239,233)
Data Processing, Hosting and Related Services - (0.48)%
WEX, Inc.	(1,012)	(110,450)
Fabricated Metal Product Manufacturing - (0.48)%
Ball Corp.	(2,740)	(109,573)
Food and Beverage Stores - (0.32)%
Casey's General Stores, Inc.	(707)	(74,532)
Food Manufacturing - (1.91)%
B&G Foods, Inc.	(3,704)	(112,972)
Blue Buffalo Pet Products, Inc.	(4,028)	(103,761)
Kraft Heinz Co.	(1,470)	(118,703)
Pinnacle Foods, Inc.	(1,750)	(103,793)
		(439,229)
Food Services and Drinking Places - (0.96)%
McDonald's Corp.	(690)	(110,379)
Yum! Brands, Inc.	(1,439)	(110,544)
		(220,923)
Furniture and Related Product Manufacturing - (0.97)%
Herman Miller, Inc.	(3,310)	(111,382)
HNI Corp.	(3,060)	(112,149)
		(223,531)
General Merchandise Stores - (0.76)%
Macy's, Inc.	(4,970)	(103,227)
PriceSmart, Inc.	(867)	(70,444)
		(173,671)
Heavy and Civil Engineering Construction - (0.45)%
KBR, Inc.	(6,400)	(104,128)
Insurance Carriers and Related Activities - (2.53)%
American International Group, Inc.	(1,920)	(116,122)
AmTrust Financial Services, Inc.	(9,151)	(113,472)
RLI Corp.	(2,008)	(107,468)
White Mountains Insurance Group Ltd. (a)	(130)	(113,239)
Willis Towers Watson PLC (a)	(860)	(127,685)
		(577,986)
Machinery Manufacturing - (1.38)%
IMAX Corp. (a)	(4,677)	(87,226)
John Bean Technologies Corp.	(1,259)	(111,673)
Xylem, Inc.	(1,900)	(117,933)
		(316,832)
Management of Companies and Enterprises - (0.51)%
ServisFirst Bancshares, Inc.	(3,440)	(117,338)
Merchant Wholesalers, Durable Goods - (1.89)%
American Axle & Manufacturing Holdings, Inc.	(7,648)	(111,737)
Beacon Roofing Supply, Inc.	(2,400)	(113,040)
Leggett & Platt, Inc.	(2,092)	(96,169)
Zendesk, Inc.	(4,135)	(113,299)
		(434,245)
Mining (except Oil and Gas) - (1.14)%
Newmont Mining Corp.	(3,160)	(121,154)
Summit Materials, Inc. - Class A	(4,740)	(140,020)
		(261,174)
Miscellaneous Manufacturing - (3.07)%
Cantel Medical Corp.	(1,428)	(116,025)
DENTSPLY SIRONA, Inc.	(2,020)	(114,271)
Insulet Corp.	(2,155)	(125,119)
Mattel, Inc.	(5,900)	(95,698)
Nevro Corp.	(1,600)	(137,888)
Wright Medical Group NV (a)	(3,871)	(114,582)
		(703,583)

Motor Vehicle and Parts Dealers - (0.49)%
Advance Auto Parts, Inc.	(1,153)	(112,879)
Nonmetallic Mineral Product Manufacturing - (0.48)%
USG Corp.	(3,680)	(110,400)
Oil and Gas Extraction - (2.53)%
Diamondback Energy, Inc.	(1,324)	(120,207)
Extraction Oil & Gas, Inc.	(8,439)	(110,888)
Jagged Peak Energy, Inc.	(9,110)	(116,699)
Parsley Energy, Inc. - Class A	(4,727)	(118,411)
RSP Permian, Inc.	(3,680)	(115,478)
		(581,683)
Other Information Services - (0.50)%
Twitter, Inc.	(6,750)	(114,143)
Paper Manufacturing - (0.53)%
International Paper Co.	(2,240)	(120,669)
Performing Arts, Spectator Sports, and Related Industries - (0.50)%
International Game Technology PLC (a)	(5,664)	(115,376)
Pipeline Transportation - (0.54)%
South Jersey Industries, Inc.	(3,430)	(123,068)
Plastics and Rubber Products Manufacturing - (0.95)%
Cooper Tire & Rubber Co.	(3,385)	(113,736)
Newell Brands, Inc.	(2,155)	(104,043)
		(217,779)
Primary Metal Manufacturing - (0.51)%
Carpenter Technology Corp.	(2,880)	(116,726)
Printing and Related Support Activities - (0.53)%
Centennial Resource Development, Inc. - Class A	(7,090)	(122,586)
Professional, Scientific, and Technical Services - (4.65)%
Agios Pharmaceuticals, Inc.	(1,070)	(67,688)
Callidus Software, Inc.	(4,540)	(116,905)
Callon Petroleum Co.	(10,672)	(110,562)
Diebold Nixdorf, Inc.	(5,137)	(105,052)
Exponent, Inc.	(1,680)	(114,408)
Gigamon, Inc.	(2,680)	(115,106)
Liberty Media Corp. - Formula One - Class C	(2,940)	(115,542)
Nutanix, Inc. - Class A	(5,000)	(110,000)
Syntel, Inc.	(5,500)	(99,330)
Teledyne Technologies, Inc.	(750)	(112,545)
		(1,067,138)
Publishing Industries (except Internet) - (2.96)%
Autodesk, Inc.	(1,010)	(115,605)
Cornerstone OnDemand, Inc.	(3,260)	(114,035)
Palo Alto Networks, Inc.	(770)	(102,171)
Splunk, Inc.	(1,753)	(117,608)
Twilio, Inc. - Class A	(3,910)	(114,485)
Workday, Inc. - Class A	(1,060)	(116,271)
		(680,175)
Rental and Leasing Services - (1.06)%
AMERCO	(340)	(126,891)
Hertz Global Holdings, Inc.	(5,400)	(117,396)
		(244,287)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (2.48)%
CBOE Holdings, Inc.	(1,050)	(105,935)
Enstar Group Ltd. (a)	(573)	(118,926)
Financial Engines, Inc.	(3,242)	(107,148)
Interactive Brokers Group, Inc. - Class A	(3,192)	(133,841)
TD Ameritrade Holding Corp.	(2,448)	(106,047)
		(571,897)
Telecommunications - (0.65)%
CenturyLink, Inc.	(3,779)	(74,522)
Shenandoah Telecommunications Co.	(2,108)	(75,993)
		(150,515)
Textile Mills - (0.48)%
Albany International Corp. - Class A	(2,040)	(109,344)
Transportation Equipment Manufacturing - (1.47)%
Navistar International Corp.	(3,330)	(113,753)
Rockwell Collins, Inc.	(850)	(111,393)
Wabtec Corp.	(1,570)	(110,795)
		(335,941)
Utilities - (2.55)%
Cheniere Energy, Inc.	(2,395)	(102,482)
Dominion Energy, Inc.	(1,550)	(122,094)
Entergy Corp.	(1,570)	(124,296)

Public Service Enterprise Group, Inc.	(2,713)	(127,077)
Southern Co.	(2,254)	(108,778)
		(584,727)
Waste Management and Remediation Services - (0.49)%
Covanta Holding Corp.	(7,830)	(112,361)
Wholesale Electronic Markets and Agents and Brokers - (0.48)%
Genuine Parts Co.	(1,318)	(109,170)
Wood Product Manufacturing - (0.49)%
Universal Forest Products, Inc.	(1,290)	(112,501)
TOTAL COMMMON STOCKS (Proceeds $16,048,699)		(16,134,265)

Real Estate Investment Trusts - (7.16)%
Acadia Realty Trust	(4,151)	(119,092)
American Campus Communities, Inc.	(2,452)	(116,691)
Boston Properties, Inc.	(964)	(116,258)
Crown Castle International Corp.	(1,082)	(117,332)
Education Realty Trust, Inc.	(3,043)	(117,582)
EPR Properties	(1,709)	(119,049)
Government Properties Income Trust	(6,417)	(119,035)
Life Storage, Inc.	(1,611)	(118,553)
Macerich Co.	(2,223)	(117,308)
Sabra Health Care REIT, Inc.	(5,408)	(118,165)
Starwood Property Trust, Inc.	(4,807)	(106,763)
Starwood Waypoint Homes	(3,190)	(118,764)
Uniti Group, Inc.	(6,130)	(118,064)
Weyerhaeuser Co.	(3,739)	(121,929)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,698,702)		(1,644,585)
Total Securities Sold Short (Proceeds $17,747,401)		$(17,778,850)

(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows*:

	Convergence Core Plus Fund	Convergence Opportunities Fund	Convergence Market Neutral Fund
Cost of investments	$149,789,632	$84,745,747	$22,366,014
Gross unrealized appreciation on investments	20,976,821	6,317,707	1,841,366
Gross unrealized appreciation on short positions	3,050,705	1,279,852	617,947
Gross unrealized depreciation on investments	(3,901,421)	(1,309,861)	(314,283)
Gross unrealized depreciation on short positions	(1,934,933)	(1,125,616)	(649,396)
Net unrealized appreciation	$18,191,172	$5,162,082	$1,495,634

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite
Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service.
Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity. In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2017 in valuing the Funds' investments carried at fair value:

Convergence Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$155,535,067	$-	$-	$155,535,067
Real Estate Investment Trusts	7,376,401	-	-	7,376,401
Investments Purchased with Proceeds from Securities Lending	3,953,564	-	-	3,953,564
Total Assets	$166,865,032	$-	$-	$166,865,032

Liabilities:
Securities Sold Short
Common Stocks	$(41,496,026)	$-	$-	$(41,496,026)
Real Estate Investment Trusts	(2,199,318)	-	-	(2,199,318)
Total Securities Sold Short	$(43,695,344)	$-	$-	$(43,695,344)
Total Liabilities	$(43,695,344)	$-	$-	$(43,695,344)

Convergence Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$80,571,702	$-	$-	$80,571,702
Real Estate Investment Trusts	7,113,939	-	-	7,113,939
Investments Purchased with Proceeds from Securities Lending	1,651,332	-	-	1,651,332
Short-Term Investments	416,620	-	-	416,620
Total Assets	$89,753,593	$-	$-	$89,753,593

Liabilities:
Securities Sold Short
Common Stocks	$(24,210,580)	$-	$-	$(24,210,580)
Real Estate Investment Trusts	(2,061,329)	-	-	(2,061,329)
Total Securities Sold Short	$(26,271,909)	$-	$-	$(26,271,909)
Total Liabilities	$(26,271,909)	$-	$-	$(26,271,909)

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$21,026,090	$-	$-	$21,026,090
Real Estate Investment Trusts	2,113,772	-	-	2,113,772
Investments Purchased with Proceeds from Securities Lending	533,974	-	-	533,974
Short-Term Investments	219,261	-	-	219,261
Total Assets	$23,893,097	$-	$-	$23,893,097

Liabilities:
Securities Sold Short
Common Stocks	$(16,134,265)	$-	$-	$(16,134,265)
Real Estate Investment Trusts	(1,644,585)	-	-	(1,644,585)
Total Securities Sold Short	$(17,778,850)	$-	$-	$(17,778,850)
Total Liabilities	$(17,778,850)	$-	$-	$(17,778,850)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Funds did not hold any investments during the period ended August 31, 2017 with significant unobservable inputs which would be classified as Level 3. During the period ended August 31, 2017, there were no transfers between levels for the Funds. It is the Funds' policy to record transfers between levels as of the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
   John Buckel, President

Date   October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date:  October 26, 2017

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date:  October 26, 2017

* Print the name and title of each signing officer under his or her signature.